Additional Information - Financial Statement Schedule I (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0
Entities with net asset distribution restrictions
STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0